Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 31,066	$ 36,016	$ 38,359
Cost of Sales	(21,353)	(27,366)	(28,617)
Gross Profit	9,713	8,650	9,742
Operating costs and expenses:
Selling and distribution	(1,720)	(952)	(1,502)
General and administrative	(8,735)	(10,776)	(6,745)
Share-based compensation	(1,196)
Total operating costs and expenses	(11,651)	(11,728)	(8,247)
(Loss) / Profit from operations	(1,938)	(3,078)	1,495
Other Income/(expenses):-
Gain on early termination on lease liability		113
Gain from disposal of plant and equipment	50	5,048	2
Interest income	220	57		[1]
Interest expenses	(1,505)	(1,105)	(748)
Dividend income	13	16	7
Government grants	21	22	81
Foreign exchange loss, net	(219)	(43)	(93)
Other income	194	656	813
Total other (loss)/income, net	(1,226)	4,764	62
(Loss) / Profit before income taxes	(3,164)	1,686	1,557
Add/(Less): Income tax credit/(expenses)	310	53	(529)
NET (LOSS)/INCOME	(2,854)	1,739	1,028
Less: Net income/(loss) attributable to Non-controlling interest (NCI)		50	(50)
NET (LOSS)/ INCOME ATTRIBUTABLE TO EQUITY HOLDER OF THE COMPANY	$ (2,854)	$ 1,789	$ 978
Net (loss)/income per share
Basic	$ (0.09)	$ 0.06	$ 0.04
Diluted	$ (0.09)	$ 0.06	$ 0.04
Weighted average number of ordinary shares outstanding
Basic	31,762	29,284	24,800
Diluted	31,762	29,284	24,800
Other comprehensive (loss)/income:
Foreign currency translation adjustment	$ (84)	$ 269	$ (74)
COMPREHENSIVE INCOME	$ (2,938)	$ 2,058	$ 904

[1]	This figure is immaterial